Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
		Dec. 17, 2025	Dec. 11, 2025	Sep. 30, 2025	Sep. 30, 2024
Subsequent Events [Line Items]
Ordinary shares, par value	[1]			$ 0.0000625	$ 0.0000625
Period of underwriters of option				45 days
Subsequent Event [Member] | IPO [Member]
Subsequent Events [Line Items]
Shares sold			3,750,000
Ordinary shares, par value			$ 0.0000625
Share price			$ 4
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Events [Line Items]
Shares sold		562,500	562,500
Share price		$ 4
Gross proceeds amount		$ 15.1

[1]	Giving retroactive effect to the 16,000-for-1 share split effected on July 24, 2025.